Note 16 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Blender Media Inc [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 22	$ 384
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 267	$ 274